Contingent liabilities and financial commitments - US Tobacco Litigation - Additional Information (Details)		1 Months Ended	12 Months Ended		36 Months Ended
	Aug. 17, 2006 SUBJECT	Dec. 31, 2020	Dec. 31, 2024 USD ($) CLASSACTION REIMBURSEMENT CASE Case DISTRICTCOURT	Dec. 31, 2024 GBP (£) CLASSACTION REIMBURSEMENT CASE Case DISTRICTCOURT	Dec. 31, 2024 CASE CLASSACTION REIMBURSEMENT	Apr. 30, 2016 CLASSACTION	May 22, 2009 CLASSACTION	Sep. 22, 1999 USD ($)	Sep. 22, 1999 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Industry claim for disgorgement								$ 280,000,000,000	£ 223,600,000,000
Number of brand descriptors directed by court for corrective communications | SUBJECT	5
Percentage of additive-free cigarettes			100.00%	100.00%
Class action alleged excess amount that plaintiffs seeking			$ 5,000,000	£ 4,000,000
Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking			$ 75,000	£ 59,885
US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action raised against plaintiffs seeking more than 5m | CLASSACTION			16	16
Number of class action raised against plaintiffs seeking less than 75k | CLASSACTION			1	1
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date			1997-11	1997-11
RICO judgment
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions | CLASSACTION							3
R J R T B and W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION			1	1	1
R J R T B and W and Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | REIMBURSEMENT			1	1	1
Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs					25
Number of cases dismissed during trial					2
Number of cases for which new trial is ordered					2
Reynolds defendants | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					9
Total number of cases affirmed in favour of plaintiffs					17
Reynolds defendants | Oregon
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
Total number of cases affirmed in favour of plaintiffs					2
Reynolds defendants | Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					5
Total number of cases affirmed in favour of plaintiffs					4
Reynolds defendants | New Mexico
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
Total number of cases affirmed in favour of plaintiffs					1
Reynolds defendants | Illinois
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
Reynolds defendants | NORTH CAROLINA
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs					1
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit | CLASSACTION			17	17	17
Percentage of additive-free cigarettes			100.00%	100.00%
Number of putative class actions filed | CLASSACTION			17	17	17	16
Hearing period		5 days
United States | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			26	26	26
United States | R J R T B and W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case | Case			423	423
United States | US Tobacco litigation
Disclosure Of Commitments And Contingencies [Line Items]
Category of case			4	4
United States | Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			42	42	42
Number of cases defendants					60
Number of cases, mistrials declared					14
Total number of cases affirmed in favour of defendants					17
United States | Reynolds defendants | Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			31	31	31
United States | Reynolds defendants | Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			8	8	8
United States | Reynolds defendants | Other non smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			3	3	3
United States | SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of district courts filed class actions cases | DISTRICTCOURT			9	9